Document and Entity Information	Jun. 15, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001467760
Document Type	8-K
Document Period End Date	Jun. 15, 2026
Entity Registrant Name	Apollo Commercial Real Estate Finance, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	001-34452
Entity Tax Identification Number	27-0467113
Entity Address, Address Line One	c/o Apollo Global Management, Inc.
Entity Address, Address Line Two	9 West 57th Street
Entity Address, Address Line Three	42nd Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	(212)
Local Phone Number	515-3200
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	ARI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false